Note 13 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
In millions	Distribution operations	Retail operations	Wholesale services	Midstream operations	Other and intercompany eliminations (4)	Consolidated
Operating revenues from external parties	$3,275	$858	$45	$74	$-	$4,252
Intercompany revenues (1)	182	-	13	-	(195)	-
Total operating revenues	3,457	858	58	74	(195)	4,252
Operating expenses
Cost of goods sold	1,687	564	21	33	(195)	2,110
Operation and maintenance	690	132	48	24	(5)	889
Depreciation and amortization	346	22	1	17	13	399
Taxes other than income taxes	167	3	3	5	9	187
Total operating expenses	2,890	721	73	79	(178)	3,585
Gain on disposition of assets	-	-	11	-	-	11
Operating income (loss)	567	137	(4)	(5)	(17)	678
Other income (expense)	15	-	-	(5)	7	17
EBIT	$582	$137	$(4)	$(10)	$(10)	$695
Identifiable and total assets (3)	$11,727	$694	$1,166	$713	$73	$14,373
Capital expenditures	$684	$9	$2	$12	$24	$731
In millions	Distribution operations	Retail operations	Wholesale services	Midstream operations	Other and intercompany eliminations (4)	Consolidated
Operating revenues from external parties	$2,710	$733	$58	$78	$1	$3,580
Intercompany revenues (1)	167	2	30	-	(199)	-
Total operating revenues	2,877	735	88	78	(198)	3,580
Operating expenses
Cost of goods sold	1,221	488	38	32	(196)	1,583
Operation and maintenance	642	114	48	19	(8)	815
Depreciation and amortization	351	13	2	14	13	393
Nicor merger expenses (2)	-	-	-	-	20	20
Taxes other than income taxes	140	4	4	5	6	159
Total operating expenses	2,354	619	92	70	(165)	2,970
Operating income (loss)	523	116	(4)	8	(33)	610
Other income	9	-	1	2	12	24
EBIT	$532	$116	$(3)	$10	$(21)	$634
Identifiable and total assets (3)	$11,320	$511	$1,218	$720	$81	$13,850
Capital expenditures	$649	$8	$3	$62	$53	$775
In millions	Distribution operations	Retail operations	Wholesale services	Midstream operations	Other and intercompany eliminations (4)	Consolidated
Operating revenues from external parties	$1,451	$702	$95	$70	$1	$2,319
Intercompany revenues (1)	146	-	3	-	(149)	-
Total operating revenues	1,597	702	98	70	(148)	2,319
Operating expenses
Cost of goods sold	625	534	41	33	(148)	1,085
Operation and maintenance	362	71	48	15	(1)	495
Depreciation and amortization	160	2	1	10	12	185
Nicor merger expenses (2)	-	-	-	-	57	57
Taxes other than income taxes	44	2	3	3	5	57
Total operating expenses	1,191	609	93	61	(75)	1,879
Operating income (loss)	406	93	5	9	(73)	440
Other income	6	-	-	-	1	7
EBIT	$412	$93	$5	$9	$(72)	$447
Capital expenditures	$365	$2	$1	$35	$24	$427